FMI Large Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Durables Sector - 2.1%
Tools & Hardware - 2.1%
Allegion PLC	215,000	$30,985,800

Consumer Non-Durables Sector – 3.7%
Household/Personal Care – 3.7%
Unilever PLC – ADR	865,000	52,912,050

Consumer Services Sector – 11.8%
Other Consumer Services – 6.4%
Booking Holdings, Inc.	16,000	92,627,840
		$–
Restaurants – 5.4%
Aramark	1,865,000	78,087,550
Total Consumer Services Sector		170,715,390

Distribution Services Sector – 9.8%
Food Distributors – 3.2%
Sysco Corp.	615,000	46,580,100
		$–
Wholesale Distributors – 6.6%
Ferguson Enterprises, Inc.	435,000	94,721,250
Total Distribution Services Sector		141,301,350

Electronic Technology Sector – 3.9%
Computer Processing Hardware – 3.9%
Sony Group Corp. – ADR	2,150,000	55,964,500

Finance Sector – 19.2%
Investment Banks/Brokers – 7.2%
Charles Schwab Corp.	1,135,000	103,557,400
		$–
Investment Managers – 1.6%
Blackrock, Inc.	22,000	23,083,500
		$–
Major Banks – 2.7%
Capital One Financial Corp.	185,000	39,360,600
		$–
Multi-Line Insurance – 3.9%
Progressive Corp.	210,000	56,040,600
		$–
Property/Casualty Insurance – 3.8%
Berkshire Hathaway, Inc. – Class B (a)	115,000	55,863,550
Total Finance Sector		277,905,650

Health Services Sector – 9.3%
Managed Health Care – 2.5%
UnitedHealth Group, Inc.	118,000	36,812,460
		$–
Medical/Nursing Services – 2.9%
Fresenius Medical Care AG – ADR	1,475,000	42,140,750
		$–
Services to the Health Industry – 3.9%
Quest Diagnostics Inc.	310,000	55,685,300
Total Health Services Sector		134,638,510

Health Technology Sector – 6.0%
Medical Specialties – 6.0%
Becton Dickinson & Co.	230,000	39,617,500
Koninklijke Philips NV	1,943,907	46,614,899
Total Health Technology Sector		86,232,399

Industrial Services Sector – 1.9%
Contract Drilling – 1.9%
Schlumberger NV	800,000	27,040,000

Process Industries Sector – 3.9%
Pulp & Paper – 3.9%
Avery Dennison Corp.	320,000	56,150,400

Producer Manufacturing Sector – 10.1%
Building Products – 5.5%
Carlisle Cos., Inc.	75,000	28,005,000
Masco Corp.	795,000	51,166,200
		79,171,200
Industrial Machinery – 4.6%
Carrier Global Corp.	915,000	66,968,850
Total Producer Manufacturing Sector		146,140,050

Retail Trade Sector – 7.2%
Discount Stores – 2.4%
Dollar Tree, Inc. (a)	349,000	34,564,960
		$–
Specialty Stores – 4.8%
CarMax, Inc. (a)	735,000	49,399,350
O’Reilly Automotive, Inc. (a)	225,000	20,279,250
		69,678,600
Total Retail Trade Sector		104,243,560

Technology Services Sector – 5.5%
Information Technology Services – 2.2%
CDW Corp.	180,000	32,146,200
		$–
Internet Software/Services – 3.3%
Alphabet, Inc. – Class A	266,000	46,877,180
Total Technology Services Sector		79,023,380

Transportation Sector – 3.5%
Railroads – 3.5%
CSX Corp.	1,575,000	51,392,250
TOTAL COMMON STOCKS (Cost $965,247,283)		1,414,645,289

SHORT-TERM INVESTMENTS – 2.1%		Value
Money Market Funds – 2.1%	Shares
First American Treasury Obligations Fund – Class X, 4.24% (b)	30,277,218	30,277,218
TOTAL SHORT-TERM INVESTMENTS (Cost $30,277,218)		30,277,218

TOTAL INVESTMENTS – 100.0% (Cost $995,524,501)		1,444,922,507
Other Assets in Excess of Other Assets – 0.0% (c)		70,763
TOTAL NET ASSETS – 100.0%		$1,444,993,270
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

FMI Large Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,414,645,289	$–	$–	$1,414,645,289
Money Market Funds	30,277,218	–	–	30,277,218
Total Investments	$1,444,922,507	$–	$–	$1,444,922,507

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.